Document and Entity Information	Dec. 31, 2014
Prospectus:
Document Type	Other
Document Period End Date	Dec. 31, 2014
Registrant Name	CHOU AMERICA MUTUAL FUNDS
Central Index Key	0001486174
Amendment Flag	false
Document Creation Date	Sep. 25, 2015
Document Effective Date	Sep. 25, 2015
Prospectus Date	May 01, 2015